Financial Instruments - Additional Information - Risk Management (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Reduction in income	$ 87	$ 76
Hypothetic foreign exchange rate strengthening	10.00%
Financial debt percentage	65.00%
Decrease in net income due to change in the fair value	$ 3	7
Current maturities of debt	105	55
Other financial obligations	879	1,381
Cash flows provided by operating activities from continuing operations	1,563	$ 1,282	$ 1,435
Revolving credit facility	$ 1,121
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage	23.00%
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.50%	3.20%
Financial debt percentage	4.00%
Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage	4.00%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.10%	5.20%
Financial debt percentage	2.00%
Other Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.90%	5.60%
Financial debt percentage	2.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reduction in income	$ 17	$ 19
Interest rate risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	0.50%	0.50%
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	17.00%	22.00%
Currency risk [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	21.00%
Currency risk [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	29.00%
Currency risk [member] | United Kingdom [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	5.00%
Currency risk [member] | Germany [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	4.00%
Currency risk [member] | France [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	6.00%
Currency risk [member] | Spain [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Rest Of Europe Region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	15.00%
Currency risk [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%
Currency risk [member] | Panama [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	1.00%
Currency risk [member] | Rest of South, Central America and the Caribbean region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	4.00%
Currency risk [member] | Caribbean Tcl [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	6.00%
Currency risk [member] | Dominican Republic [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Current maturities of debt	$ 1,063
Other financial obligations	1,117
Cash flows provided by operating activities from continuing operations	1,578
Liquidity risk [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility	$ 1,121